Investment Portfolioas of April 30, 2023 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 9.6%
Interactive Media & Services 6.9%
Alphabet, Inc. "A"*	164,400	17,646,696
Match Group, Inc.*	43,214	1,594,597
		19,241,293
Wireless Telecommunication Services 2.7%
T-Mobile U.S., Inc.*	52,000	7,482,800
Consumer Discretionary 9.5%
Broadline Retail 5.2%
Amazon.com, Inc.*	137,660	14,516,247
Hotels, Restaurants & Leisure 0.5%
Planet Fitness, Inc. "A"*	16,958	1,409,888
Leisure Products 1.0%
YETI Holdings, Inc.*	70,458	2,779,568
Specialty Retail 1.4%
Home Depot, Inc.	12,650	3,801,831
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*	10,000	3,799,300
Consumer Staples 3.1%
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	17,286	8,698,661
Financials 11.5%
Capital Markets 1.9%
Intercontinental Exchange, Inc.	48,851	5,321,339
Financial Services 5.1%
Fiserv, Inc.*	15,891	1,940,609
Visa, Inc. "A"	52,600	12,241,598
		14,182,207
Insurance 4.5%
Progressive Corp.	90,562	12,352,657
Health Care 17.9%
Biotechnology 1.0%
Exact Sciences Corp.*	41,500	2,658,905
Health Care Equipment & Supplies 7.3%
DexCom, Inc.*	74,900	9,088,366
Hologic, Inc.*	41,003	3,526,668

Intuitive Surgical, Inc.*	19,306	5,815,353
iRhythm Technologies, Inc.*	14,000	1,839,600
		20,269,987
Health Care Providers & Services 1.3%
agilon health, Inc.* (a)	154,200	3,742,434
Health Care Technology 0.8%
Certara, Inc.*	56,928	1,375,950
Evolent Health, Inc. "A"*	25,000	910,250
		2,286,200
Life Sciences Tools & Services 4.8%
Azenta, Inc.*	22,000	956,780
Thermo Fisher Scientific, Inc.	22,200	12,318,780
		13,275,560
Pharmaceuticals 2.7%
Zoetis, Inc.	42,604	7,488,931
Industrials 6.9%
Aerospace & Defense 1.2%
Axon Enterprise, Inc.*	15,200	3,202,792
Building Products 0.5%
AZEK Co., Inc.*	52,609	1,427,808
Construction & Engineering 0.5%
Valmont Industries, Inc.	5,000	1,452,800
Electrical Equipment 2.4%
AMETEK, Inc.	36,450	5,027,549
Generac Holdings, Inc.*	15,500	1,584,410
		6,611,959
Professional Services 2.2%
CoStar Group, Inc.*	20,000	1,539,000
Paylocity Holding Corp.*	5,500	1,063,095
TransUnion	51,106	3,516,604
		6,118,699
Trading Companies & Distributors 0.1%
Xometry, Inc. "A"* (a)	22,000	305,580
Information Technology 39.9%
IT Services 2.1%
Globant SA*	32,400	5,082,588
Twilio, Inc. "A"*	13,500	710,235
		5,792,823
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.*	42,000	3,753,540
Applied Materials, Inc.	43,000	4,860,290
NVIDIA Corp.	34,600	9,601,154
		18,214,984
Software 19.5%
Atlassian Corp. "A"*	8,500	1,255,110
Confluent, Inc. "A"*	33,000	726,000
Datadog, Inc. "A"*	16,440	1,107,727
Microsoft Corp.	100,300	30,818,178
PowerSchool Holdings, Inc. "A"*	100,000	2,088,000

Roper Technologies, Inc.	12,213	5,554,228
Salesforce, Inc.*	13,000	2,578,810
ServiceNow, Inc.*	18,789	8,632,042
Workiva, Inc.*	15,761	1,472,393
		54,232,488
Technology Hardware, Storage & Peripherals 11.7%
Apple, Inc.	191,000	32,408,880
Total Common Stocks (Cost $114,400,634)		273,076,621

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.74% (b) (c) (Cost $4,192,150)	4,192,150	4,192,150

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.81% (b) (Cost $4,704,067)	4,704,067	4,704,067

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $123,296,851)	101.6	281,972,838
Other Assets and Liabilities, Net	(1.6)	(4,531,007)
Net Assets	100.0	277,441,831
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2023 are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2023	Value ($) at 4/30/2023
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.74% (b) (c)
2,617,268	1,574,882 (d)	—	—	—	1,278	—	4,192,150	4,192,150
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 4.81% (b)
16,280,493	21,272,713	32,849,139	—	—	219,021	—	4,704,067	4,704,067
18,897,761	22,847,595	32,849,139	—	—	220,299	—	8,896,217	8,896,217

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2023 amounted to $4,044,198, which is 2.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2023.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$273,076,621	$—	$—	$273,076,621
Short-Term Investments (a)	8,896,217	—	—	8,896,217
Total	$281,972,838	$—	$—	$281,972,838

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH3
R-080548-2 (1/25)